SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements include the accounts of BT Brands, Inc. and its subsidiaries. (the “Company”, “we”, “our”, “us”, or “BT Brands”) have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. All intercompany accounts and transactions have been eliminated in consolidation and have prepared on a basis consistent in all material respects with the accounting policies for the fiscal year ended December 29, 2019. In our opinion, all adjustments, which are normal and recurring in nature, necessary for a fair presentation of our financial position and results of operation have been included. Operating results for interim periods are not necessarily indicative of the results that may be expected for a full fiscal year.

The accompanying Condensed Consolidated Balance Sheet as of September 27, 2020 does not include all of the disclosures required by GAAP. These interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements as of December 29, 2019 and the related notes thereto included in the Company’s Form 10-K for the fiscal year ended December 29, 2019.

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and the differences could be material.

The Company

BT Brands, Inc. (the “Company”) was incorporated as Hartmax of NY Inc. on January 19, 2016 with the objective of acquiring an operating entity. Effective on July 30, 2018, the Company acquired 100% of the ownership BTND, LLC. in exchange for common stock in the Company through a Share Exchange Agreement (“Share Exchange”) with BTND, LLC (“BTND”), and its Members. On June 12, 2020, the Company adopted resolutions by written consent of 100% of its shareholders approving the reincorporation of the Company to the State of Wyoming from the State of Delaware which is expected to be completed in November 2020.

Business

The Company currently operates company-owned fast-food restaurants called Burger Time. The Company also operates one unit in Minnesota as a franchisee of International Dairy Queen. The Company operates three Burger Time locations in Minnesota, four in North Dakota, and two in South Dakota. The Company closed a store in Richmond, Indiana during 2018 which is listed for sale, resulting in a total of ten operating restaurants on September 27, 2020. The Company owns a restaurant property in St. Louis, Missouri currently held for sale.

The Company’s Dairy Queen store is operated pursuant to the terms of a franchise agreement with International Dairy Queen. The Company is required to pay regular royalty and advertising payments to the franchisor and to remain in compliance with the terms of the franchise agreement.

Fiscal Year Period

The Company’s fiscal year is a 52/53-week year, ending on the Sunday closest to December 31. Most years consist of four 13-week accounting periods comprising the 52-week year. All references to years in this report refer to the 13-week periods in the respective fiscal year periods. Fiscal 2020 is a 53-week year ending January 3, 2021.

Cash

For purposes of reporting cash and cash flows, cash is net of outstanding checks and includes, amounts on deposit at banks and deposits in transit.

Receivables

Receivables consists of rebates due from a primary vendor.

Inventory

Inventory consists of food, beverages and supplies and is stated at lower of cost (first-in, first-out method) or net realizable value.

Property and Equipment

Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives which range from three to thirty years.

The Company reviews long-lived assets to determine if the carrying value of these assets may not be recoverable based on estimated cash flows. Assets are reviewed at the lowest level for which cash flows can be identified, which is at the restaurant level. In determining future cash flows, significant estimates are made by the Company with respect to future operating results of each restaurant over its remaining life. If such assets are considered impaired, the impairment to be recognized is measured by the amount by which the carrying value of the assets exceeds the fair value of the assets.

Assets Held for Sale

From time-to-time the Company may sell an existing operating unit or may close an operating unit and list the property for sale. A property in the St. Louis area is currently listed for sale. Also, in September of 2018 the Company closed an operating Burger Time unit in Richmond, Indiana and the Richmond property is listed for sale. In the second quarter of fiscal 2019 it was concluded to record a charge of $93,488 for impairment of the value of the Richmond location and in the second quarter of 2020 an additional $100,000 impairment charge was recorded.

Income Taxes

We provide for income taxes under (Accounting Standards Codification (ASC), 740), Accounting for Income Taxes. ASC 740 using an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect when these differences are expected to reverse. Deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value. The deferred tax assets are reviewed periodically for recoverability and valuation allowances are adjusted, as necessary.

The Company had a net operating loss carry-forward from the prior year of $153,000. In 2019, the prior losses resulted in an increase in the related deferred tax assets; however, full valuation allowances were made which reduced these deferred tax assets to zero. As of September 27, 2020, the Company estimates a current tax provision at the statutory rates of approximately 27.5% and as a result of the net operating loss carryforward offset by other timing differences including current nondeductible status of the impairment loss reserve, taxes payable are currently estimated at $235,898.

As of the of fiscal year 2019, the Company had no accrued interest or penalties relating to any income tax obligations. The Company currently has no federal or state examinations in progress, nor has it had any federal or state tax examinations since its inception and all periods since 2016 are still open for examination.

Per Common Share Amounts

Net income (loss) per common share is computed pursuant to section 260-10-45 of the FASB Accounting Standards Codification. Basic net income or (loss) per share is computed by dividing net income or loss by the weighted average number of shares of common stock outstanding during the period. Diluted net income per share is computed by dividing net income by the weighted average number of shares of common stock and potentially outstanding shares of common stock during each period. Common stock equivalents are excluded from the computation of diluted net loss per share because their effect would be anti-dilutive. There were no potentially dilutive shares outstanding as of the periods ending in 2020 and 2019, as the strike price for warrants outstanding was above the fair market price of the underlying stock in both periods.

Other Assets

Other assets are the allocated fair value of the acquired Dairy Queen franchise agreement related to the Company’s location in Ham Lake, Minnesota, which is being amortized over an estimated useful life of 14 years and deferred income tax benefits related to charges not currently deductible which the Company expect to realize in future periods.

Payroll Protection Plan (PPP) Loans

In May 2020, the Company borrowed $460,400 under the Small Business Administration’s Payroll Protection Program. Pursuant to the terms of the program, we expect that the loans will be forgiven, and the Company has filed the required documentation to complete the loan forgiveness. The Company is reasonably assured the entire amount of PPE advances will be forgiven and the anticipated loan forgiveness is reflected as “Other Income” for the nine-month period ending September 27, 2020. In accordance with current direction of the Internal Revenue Service, the payroll expenses paid with the Payroll Protection Plan proceeds have been reflected as a non-deductible expense in determining the provision for income taxes.

Liquidity and Capital Resources

The condensed consolidated financial statements have been prepared on a going concern basis. For the 39 weeks ended September 27, 2020, the Company earned an after-tax profit of $815,362. On September 27, 2020, the Company had $1,393,263 in cash and working capital of $371,190 an increase of $839,516 from the year-end deficit of $468,326.

Covid-19 is having a significant adverse impact on the United States economy. It is difficult to predict either the ultimate impact of the Covid-19 pandemic and governmental responses on the Company’s operating results and financial condition as the situation is evolving.

In May, 2020 the Company received pandemic-related loans totaling $487,900 of that amount, $460,400 was borrowed under the Small Business Administration’s Payroll Protection Program under the terms of the program we expect that the loans will be forgiven and the Company has filed the required documentation to complete the loan forgiveness. In May 2020, the Company also borrowed $27,500 at no interest under the Minnesota Small Business Emergency Loan Program. The Company expects to have sufficient cash assets to meet its obligations for a year from the issuance of these consolidated financial statements.

Recent Reverse Merger Transaction

BT Brands (the “Company”) was incorporated as Hartmax of NY Inc. on January 19, 2016.  Effective July 30, 2018, the Company acquired 100% of the ownership of BTND, LLC. in exchange for common stock in the Company through a Share Exchange Agreement (“Share Exchange”) with BTND, LLC (“BTND”), and its Members.  Following the Share Exchange, BTND became a wholly-owned subsidiary of the Company.

Effective with the Share Exchange, all outstanding membership interests in BTND were exchanged with former members of BTND, for an aggregate of 6,596,000 shares of the Company’s common stock, equal to approximately 85.9% of the total number of shares of common stock outstanding after giving effect to the Share Exchange.  BTND was considered the acquirer for accounting purposes and the transaction was accounted for as a reverse acquisition. Consequently, after the giving effect to the merger, the assets and liabilities and the historical operations that will be reflected in future consolidated financial statements will be those of BTND at its historical cost basis. As part of the reverse merger, the Company assumed a deferred tax liability of $48,500 which was initially recognized as goodwill and was included in other assets.  During 2019 this amount was determined to be impaired and is reflected as a general and administrative expense the current year.

Business

The Company currently operates company-owned fast-food restaurants called Burger Time.  The Company also operates one unit in Minnesota as a franchisee of International Dairy Queen.  The Company operates three Burger Time locations in Minnesota, four in North Dakota, and two in South Dakota.  The Company closed a store in Richmond, Indiana during 2018, and the Richmond location is currently listed for sale. The Company owns a restaurant property in St. Louis, Missouri currently held for sale.  The Company operated a total of ten restaurants at December 29, 2019 and December 30, 2018.

The Company’s Dairy Queen store is operated pursuant to the terms of a franchise agreement with International Dairy Queen. The Company is required to pay regular royalty and advertising payments to the franchisor and to remain in compliance with the terms of the franchise agreement.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of BT Brands, Inc., BTND, LLC and its wholly-owned subsidiaries BTND IN, LLC, BTNDMO, LLC and BTNDDQ, LLC.  Significant intercompany accounts and transactions have been eliminated in consolidation.

Fiscal Year

The Company’s fiscal year is a 52/53-week year, ending on the Sunday closest to December 31.  Most years consist of four 13-week accounting periods comprising the 52-week year. Fiscal 2019 was a 52-week period ending December 29, 2019 and Fiscal 2018 was the 52-week period ending on December 30, 2018.   All references to years in this report refer to the fiscal years described above.

Fair Value of Financial Instruments

The Company’s accounting for fair value measurements of assets and liabilities that are recognized or disclosed at fair value in the statements on a recurring or nonrecurring basis adhere to the Financial

Accounting Standards Board (FASB) fair value hierarchy that prioritizes the input to valuation techniques used to measure fair value.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements).

The three levels of fair value hierarchy are as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access the measurement date.

●	Level 2 Inputs are inputs other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

●	Level 3 Inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair measurement in its entirety falls is based on the lowest level input that is significant to fair value measurement in its entirety

The carrying values of cash, receivables, accounts payable and other financial working capital items approximate fair value at year end due to the short maturity nature of these instruments.  The fair value of the investment in notes receivable form related company approximates the carrying value as the 14% interest rate is a market rate at December 29, 2019.

Cash

For purposes of reporting cash and cash flows, cash is net of outstanding checks and includes, amounts on deposit at banks, a money market mutual fund, and deposits in transit.

Revenue Recognition and Adoption of Accounting Standards Update 2014-09

The Company’s revenues consist of sales by Company-operated restaurants. The Company adopted Accounting Standards Update (ASU) 2014-09 (ASC 606) as of January 1, 2018 using the modified retrospective method. This method allows the standard to be applied retrospectively through a cumulative catch up adjustment recognized upon adoption. ASC 606 provides that revenues are to be recognized when control of promised goods or services is transferred to a customer in an amount that reflects the consideration expected to be received for those goods or services. This standard does not impact the Company’s recognition of revenues as the only revenue stream is from Company-operated restaurants as those sales are recognized on a cash basis at the time of the underlying sale and are presented net of sales tax and other sales-related taxes so no cumulative catch up adjustment or other adjustments were required by the Company.

Receivables

Receivables consists of rebates due from a primary vendor.

Inventory

Inventory consists of food, beverages and supplies and is stated at lower of cost (first-in, first-out method) or net realizable value.

Property and Equipment

Property and equipment are stated at cost.  Depreciation is computed using the straight-line method over the estimated useful lives which range from three to thirty years.

The Company reviews long-lived assets to determine if the carrying value of these assets may not be recoverable based on estimated cash flows.  Assets are reviewed at the lowest level for which cash flows can be identified, which is at the restaurant level.  In determining future cash flows, significant estimates are made by the Company with respect to future operating results of each restaurant over its remaining life.  If such assets are considered impaired, the impairment to be recognized is measured by the amount by which the carrying value of the assets exceeds the fair value of the assets.

Assets Held for Sale

From time-to-time the Company may sell an existing operating unit or may close an operating unit and list the property for sale.  During 2018, the Company sold a restaurant property in St. Louis, Missouri for a net gain of approximately $158,358. A second property in the St. Louis area is currently listed for sale.  Also, in September of 2018 the Company closed an operating Burger Time unit in Richmond, Indiana and the Richmond property are listed for sale.  As of June 30, 2019, it was concluded to record a charge of $93,488 for impairment of the value of the Richmond location.  The net carrying of the Richmond and the St. Louis property held for sale is $325,000 and $124,244, respectively.

Advertising and Marketing Costs

The Company expenses advertising and marketing costs as incurred.  Advertising expense for fiscal 2019 and 2018 totaled $49,618 and $44,897, respectively.

Income Taxes

Following the July 30, 2018 Share Exchange, the Company began filing federal and state income tax returns as a “C” Corporation.  Accordingly, subsequent to July 30, 2018, the Company provides for income taxes under (Accounting Standards Codification (ASC), 740), Accounting for Income Taxes. ASC 740 using an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect when these differences are expected to reverse.  The following table presents a reconciliation of the tax expense computed at the statutory federal rate and the Company’s tax expense for the respective fiscal years:

	2019	2018

Tax provision (benefit) at statutory federal rate	$(87,500)	$7,200
State income taxes (benefit), net of federal tax effect	(27,000)	2,000
Change in valuation allowance on deferred tax items	54,000	-
Permanent and other items	12,000	4,525

	$(48,500)	$13,725

Deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit Carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.   The tax effect of the temporary differences and carryforwards are as follows for the respective fiscal years:

	2019	2018
Deferred tax assets (liabilities):
Net operating loss	$43,000	$-
Property and equipment	11,000	(48,500)
Valuation allowance on deferred tax items	(54,000)	-

Deferred income tax liability	-	$(48,500)

Based on the taxable loss in 2019, as of December 29, 2019, the Company had a federal net operating loss carryforward (the “NOL”) of approximately $153,000 which may be used to offset future consolidated taxable income.  Under the most recent tax legislation, the NOL may be carried forward indefinitely until the loss is fully recovered, subject to the limitation of 80% of taxable income in any one year.  No benefit in terms of the realization of the future tax benefits has been recorded because of the uncertainty of future profitability and ultimate realization of the future tax benefit.

Prior to 2018 Share Exchange, BTND, with the consent of its shareholders, elected to be taxed under sections of the Federal and state income tax laws which provide that, in lieu of corporation income taxes, the shareholders separately account for their pro rata shares of the Company’s items of income, deductions, losses and credits.  Therefore, these consolidated statements do not include a provision for income taxes related to the Company for the periods prior to the July 30, 2018.

As of the of fiscal year 2019 and 2018, the Company had no accrued interest or penalties relating to any income tax obligations. The Company currently has no federal or state examinations in progress, nor has it had any federal or state tax examinations since its inception. The last three years of BTND, LLC are subject to federal and state tax examination.

Per Common Share Amounts

Net income (loss) per common share is computed pursuant to section 260-10-45 of the FASB Accounting Standards Codification. Basic net income or (loss) per share is computed by dividing net income or loss by the weighted average number of shares of common stock outstanding during the period. Diluted net income per share is computed by dividing net income by the weighted average number of shares of common stock and potentially outstanding shares of common stock equivalents during each period. Common stock equivalents are excluded from the computation of diluted net loss per share because their effect would be anti-dilutive.  There were no potentially dilutive shares outstanding as of the years ending in 2019 and 2018, as the strike price for 205,002 warrants outstanding at December 29,2019 and December 30, 2018 was above the fair market price of the underlying stock.

Other Assets

Other assets is the allocated fair value of the acquired Dairy Queen franchise agreement related to the Company’s location in Ham Lake, Minnesota, and is being amortized over an estimated useful life of 14 years.  Amortization for each of the next five years is estimated to be approximately $2,000 per year. Accumulated amortization was approximately $7,000 and $5,000 at the end of 2019 and 2018, respectively.

Restaurant Pre-opening expenses

Restaurant pre-opening and other development expenses are non-capital expenditures and are expensed as incurred as part of other operating expenses. Restaurant pre-opening expenses may include the costs of hiring and training the initial hourly work force for each new restaurant, travel, the cost of food and supplies used in training, grand opening promotional costs, the cost of the initial stocking of operating supplies and other direct costs related to the opening of a restaurant, including rent during the construction and in-restaurant training period.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates, and the differences could be material.

Segment Reporting

The Company follows the guidance of FASB Accounting Standards for reporting and disclosure on operating segments requiring segment disclosures about products and services, geographic areas, and major customers. The Company has determined that it did not have any separately reportable operating segments.

Liquidity and Capital Resources

The consolidated financial statements have been prepared on a going concern basis.  For the year ended December 29, 2019, the Company incurred a net loss of $368,577.  Cash flow provided by operating activities increased to $50,489 in 2019 from $49,116 for fiscal 2018.   At December 29, 2019, the Company had $258,101 in cash and working capital deficit of $468,327.  A cash flow forecast for the next 12 months prepared by management has been adjusted to reflect recent offers by banks, in the wake of the COVID-19 Pandemic, including the Company’s principal lenders, Northview Bank and Bremer Bank, to abate all loan payments for the next three months which totals approximately $93,600.  As a result, the Company expects to have sufficient cash assets to meet its obligations for a year from the issuance of these consolidated financial statements.  No adjustments have been made relating to recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company not continue as a going concern.

Recently Adopted Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), requiring companies to recognize the assets and liabilities for the rights and obligations created by leased assets, initially measured at the present value of the lease payments. The ASU is effective for the Company for annual periods beginning after December 15, 2018.  The Company has concluded that there is no material impact from the standard on its consolidated financial statements as the Company does not have any leases with a term more than one year.